Note 15 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	December 31,
	2010	2011	2012

Current	$(362,861)	$(662,114)	$(315,197)
Deferred	99,475	(3,276,319)	(568,521)

Total	$(263,386)	$(3,938,433)	$(883,718)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2011	2012
Current deferred tax assets:
Deferred revenue - current	$2,545,361	$689,596
Accrued expenses and other liabilities	248,113	313,572
Unrealized Loss on short-term investments	5,728	-
Net operating loss carrying forwards	-	949,476
	2,799,202	1,952,644
Less: valuation allowance	(2,165,524)	(1,561,019)

Total current deferred tax assets	633,678	391,625

Non-current deferred tax assets:
Deferred revenue - non-current	$985,439	$200,774
Net operating loss carrying forwards	6,922,639	8,101,455
	7,908,078	8,302,229
Less: valuation allowance	(7,424,375)	(8,101,455)

Total non-current deferred tax assets	$483,703	$200,774

Current deferred tax liabilities:
Account receivable and other assets	(45,333)	(140,074)

Total current deferred tax liabilities	$(45,333)	$(140,074)

Non-current deferred tax liabilities:
Intangible assets	-	(1,168,809)

Total non-current deferred tax liabilities	$-	$(1,168,809)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years ended December 31,
	2010	2011	2012

Income (loss) before tax	1,897,545	(15,525,522)	(11,076,429)
Income tax expense calculated at 25%	474,386	(3,881,381)	(2,769,107)
Effect of tax holiday	(4,208,756)	(2,155,424)	2,206,739
Effect of income tax rate difference in
Other jurisdictions	184,062	(203,633)	250,412
Non-deductible expenses	2,718,810	4,950,474	851,680
Non-taxable income	(611,009)	(40,165)	(2,122)
Change in valuation allowance	1,705,893	5,268,562	346,116

Income tax expense (benefit)	263,386	3,938,433	883,718